Intangible Assets	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 - INTANGIBLE ASSETS

On September 30, 2021 and December 31, 2020, intangible asset consisted of the following:

	Useful life	September 30, 2021	December 31, 2020
Customer relations	5 years	$550,798	-
Less: accumulated amortization		(20,655)	-
		$530,143	$-

For the nine months ended September 30, 2021 and 2020, amortization of intangible assets amounted to $20,655 and $0, respectively.

Amortization of intangible assets attributable to future periods is as follows:

Year ending September 30:	Amount
2022	$110,160
2023	110,160
2024	110,160
2025	110,160
2026	89,503
$530,143